Summary of Significant Accounting Policies - Deferred Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Revenue, advance billing period	12 months
Change In Contract With Customer, Liability [Roll Forward]
Beginning balance	$ 9,670	$ 8,172
Deferred revenue recognized	(17,517)	(13,619)
Additional amounts deferred	18,745	15,117
Ending balance	$ 10,898	$ 9,670